Income Taxes - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
Income tax benefit	$ 26,540	$ 12,184	$ 25,436	$ 11,744	$ 25,016	$ 22,034	$ 6,619
Effective income tax rate reconciliation, percent	22.70%	23.80%	21.80%	23.90%	23600.00%	23.30%	15.90%